Annual Total Returns[BarChart] - Invesco Defensive Equity ETF - ETF	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	19.42%	12.63%	7.59%	22.62%	12.87%	(4.49%)	14.18%	21.14%	(3.73%)	28.29%